UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22732

Recon Capital Series Trust, formerly known as ETF Series Trust
(Exact name of registrant as specified in charter)

145 Mason St, 2nd Fl
Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
(Name and address of agent for service)

With a copy to:

Bibb L. Strench, Esq.

Seward & Kissel LLP

901 K Street, N.W., Ste. 800

Washington, DC 20001

(202) 661-7141, strench@sewkis.com

Registrant's telephone number, including area code: (203) 900-1400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

April 30, 2015
unaudited

Recon Capital Series Trust

Recon Capital Series Trust, formerly ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of three investment portfolios. These financial statements relate to the Recon Capital DAX Germany ETF (“DAX”), Recon Capital FTSE 100 ETF (“FTSE”) and Recon Capital NASDAQ 100 Covered Call ETF (“NASDAQ”) (each a “Fund” and collectively, the Funds).

DAX® is a registered trademark of Deutsche Börse AG and has been licensed for use by Recon Capital Partners, LLC and the Recon Capital DAX Germany ETF. The Fund is not sponsored, endorsed, issued, sold or promoted by of Deutsche Börse AG, nor does this company make any representation regarding the advisability of investing in the Fund.

FTSE® is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.

NASDAQ 100® is a registered trademark of The NASDAQ Stock Market, Inc. and has been licensed for use by Recon Capital Partners, LLC and the Recon Capital NASDAQ 100® Covered Call ETF. The Fund is not sponsored, endorsed, issued, sold or promoted by NASDAQ, nor does this company make any representation regarding the advisability of investing in the Fund.

The financial statements contained herein are submitted for the general information of the shareholders of each Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Foreside Fund Services, LLC, distributor.

An investment in each Fund is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Funds are detailed in the prospectus which includes: stock market risk, index risk, tracking error risk, replication management risk, market price risk and trading halts risk.

Shares are bought and sold at market price (not NAV), are not individually redeemable, and owners of the Shares may acquire those Shares from the Funds and tender those shares for redemption to the Funds in Creation Unit aggregations only.

TABLE OF CONTENTS
April 30, 2015 (Unaudited)

2

Shareholder Expense Example
April 30, 2015 (Unaudited)

As a shareholder of Recon Capital DAX Germany ETF, Recon Capital FTSE 100 ETF or Recon Capital NASDAQ 100 Covered Call ETF, you incur a unitary management fee. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (from November 1, 2014 to April 30, 2015).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Funds under the heading entitled “Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios for the Period 11/01/14 to 4/30/15	Expenses Paid During Period 11/01/14 to 4/30/15
Recon Capital DAX Germany ETF*
Actual	$1,000.00	$1,093.70	0.45%	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
Recon Capital FTSE 100 ETF **
Actual	$1,000.00	$ 933.60	0.45%	$0.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
Recon Capital NASDAQ 100 Covered Call ETF *
Actual	$1,000.00	$1,022.50	0.60%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.84	0.60%	$2.99

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending for the period, multiplied by 181/365 (to reflect the six- month period).
**	Expenses are calculated using the most recent expense ratio, multiplied by the average account value over the period, multiplied by 2/365 (to reflect the period ended April 30, 2015).
3

Portfolio of Investments — Recon Capital DAX Germany ETF
April 30, 2015 (Unaudited)

Security Description	Shares	Fair Value

Common Stocks — 94.0%

Consumer Discretionary — 17.0%
adidas AG	6,231	$512,629
Bayerische Motoren Werke AG	9,492	1,128,507
Continental AG*	3,190	752,980
Daimler AG	29,542	2,857,806
		5,251,922

Consumer Staples — 0.8%
Beiersdorf AG	2,990	261,201

Financials — 17.0%
Allianz SE	13,391	2,289,806
Commerzbank AG*	28,141	382,973
Deutsche Bank AG	39,239	1,263,017
Deutsche Boerse AG	5,444	453,311
Muenchener Rueckversicherungs-
Gesellschaft AG	4,481	878,205
		5,267,312

Health Care — 15.0%
Bayer AG*	20,334	2,959,806
Fresenius Medical Care AG & Co. KGaA	6,458	544,403
Fresenius SE & Co. KGaA	11,808	706,956
Merck KGaA	3,865	419,190
		4,630,355

Industrials — 11.8%
Deutsche Lufthansa AG*	13,753	191,096
Deutsche Post AG	28,902	957,172
Siemens AG	22,963	2,509,048
		3,657,316

Information Technology — 8.0%
Infineon Technologies AG	33,313	394,940
SAP SE	27,246	2,073,937
		2,468,877

Materials — 15.3%
BASF SE	27,285	2,735,780
HeidelbergCement AG	4,141	319,478
K+S AG	5,515	181,193
LANXESS AG	2,713	145,542
Linde AG	5,158	1,010,308
ThyssenKrupp AG	12,944	346,075
		4,738,376

Security Description	Shares	Fair Value

Common Stocks — 94.0% (continued)

Telecommunication Services — 5.0%
Deutsche Telekom AG	83,652	$1,544,305

Utilities — 4.1%
E.ON SE	58,111	909,023
RWE AG	14,501	362,192
		1,271,215
TOTAL COMMON STOCKS
(Cost $27,801,703)		29,090,879

Preferred Stocks — 5.8%

Consumer Discretionary — 3.8%
Volkswagen AG	4,605	1,194,313

Consumer Staples — 2.0%
Henkel AG & Co. KGaA	5,257	613,814

TOTAL PREFERRED STOCKS
(Cost $1,649,446)		1,808,127

TOTAL INVESTMENTS — 99.8%
(Cost $29,451,149)		30,899,006

Other Assets in Excess of Liabilities — 0.2%		55,175

Total Net Assets — 100.0%		$30,954,181

*	Non-income producing security.
Sector Allocation (as of April 30, 2015)
Consumer Discretionary	20.8%
Financials	17.0
Materials	15.3
Health Care	15.0
Industrials	11.8
Information Technology	8.0
Telecommunication Services	5.0
Utilities	4.1
Consumer Staples	2.8
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

Percentages indicated are based upon net assets.

The Fund’s portfolio composition is subject to change.

The accompanying notes are an integral part of these financial statements.

4

Portfolio of Investments — Recon Capital FTSE 100 ETF
April 30, 2015 (Unaudited)

Security Description	Shares	Fair Value

Common Stocks — 99.6%

Consumer Discretionary — 9.9%
Barratt Developments PLC	896	$7,153
Burberry Group PLC	402	10,774
Carnival PLC	166	7,625
Compass Group PLC	1,516	26,955
Dixons Carphone PLC	904	5,894
GKN PLC	1,480	7,990
InterContinental Hotels Group PLC	214	9,221
ITV PLC	3,402	13,258
Kingfisher PLC	2,152	11,618
Marks & Spencer Group PLC	1,496	12,725
Merlin Entertainments PLC	644	4,319
Next PLC	134	15,135
Pearson PLC	738	14,971
Persimmon PLC*	278	7,263
Reed Elsevier PLC	1,028	17,093
Sky PLC	954	15,790
Sports Direct International PLC*	228	2,169
Taylor Wimpey PLC	2,936	7,499
TUI AG	392	7,367
Whitbread PLC	164	13,244
WPP PLC	1,194	28,000
		246,063

Consumer Staples — 16.1%
Associated British Foods PLC	316	13,874
British American Tobacco PLC	1,694	93,522
Coca-Cola HBC AG*	180	3,815
Diageo PLC	2,290	63,750
Imperial Tobacco Group PLC	876	42,970
J Sainsbury PLC	1,284	5,369
Reckitt Benckiser Group PLC	586	52,465
SABMiller PLC	860	45,767
Tesco PLC	7,382	25,071
Unilever PLC	1,096	48,271
WM Morrison Supermarkets PLC	1,968	5,649
		400,523

Energy — 14.5%
BG Group PLC	3,094	56,224
BP PLC	16,574	119,735
Royal Dutch Shell PLC Class A	3,540	112,039
Royal Dutch Shell PLC Class B	2,228	71,713
		359,711

Financials — 22.6%
3i Group PLC	876	6,818
Aberdeen Asset Management PLC	908	6,629
Admiral Group PLC	178	4,262
Aviva PLC	3,592	29,090
Barclays PLC	14,900	58,457
British Land Co. PLC (The) REIT	920	11,770
Direct Line Insurance Group PLC	1,364	6,689
Hammerson PLC REIT	712	7,320
Hargreaves Lansdown PLC	198	3,743
HSBC Holdings PLC	17,332	172,621
Intu Properties PLC REIT	834	4,396
Land Securities Group PLC REIT	714	13,704
Legal & General Group PLC	5,396	21,560

Security Description	Shares	Fair Value

Common Stocks — 99.6% (continued)

Financials — 22.6% (continued)
Lloyds Banking Group PLC	49,122	$58,413
London Stock Exchange Group PLC	284	11,125
Old Mutual PLC	4,442	16,035
Prudential PLC	2,320	58,078
Royal Bank of Scotland Group PLC*	1,960	10,196
RSA Insurance Group PLC	924	6,072
Schroders PLC	102	5,090
St James’s Place PLC	466	6,391
Standard Chartered PLC	1,840	30,256
Standard Life PLC	1,778	12,785
		561,500

Health Care — 9.8%
AstraZeneca PLC	1,146	79,189
GlaxoSmithKline PLC	4,418	102,825
Hikma Pharmaceuticals PLC	122	3,838
Shire PLC	534	43,780
Smith & Nephew PLC	814	13,973
		243,605

Industrials — 7.3%
Aggreko PLC	218	5,531
Ashtead Group PLC	458	7,925
Babcock International Group PLC	456	7,071
BAE Systems PLC	2,874	22,436
Bunzl PLC	302	8,535
Capita PLC	602	10,583
easyJet PLC	226	6,297
Experian PLC	902	16,190
G4S PLC	1,410	6,349
International Consolidated Airlines Group SA*	1,666	13,953
Intertek Group PLC	146	5,860
Meggitt PLC	732	5,962
Rolls-Royce Holdings PLC*	1,702	27,359
Royal Mail PLC	564	4,054
Smiths Group PLC	356	6,264
Travis Perkins PLC	224	7,153
Weir Group PLC (The)	194	5,605
Wolseley PLC	240	14,281
		181,408

Information Technology — 1.2%
ARM Holdings PLC	1,282	21,947
Sage Group PLC (The)	978	7,304
		29,251

Materials — 8.5%
Anglo American PLC	1,188	20,174
Antofagasta PLC	322	3,867
BHP Billiton PLC	1,920	46,058
CRH PLC	740	20,799
Fresnillo PLC	154	1,703
Glencore PLC*	9,700	46,247
Johnson Matthey PLC	186	9,561
Mondi PLC	334	6,791
Randgold Resources Ltd.	84	6,408
Rio Tinto PLC	1,134	50,276
		211,884

The accompanying notes are an integral part of these financial statements.

5

Portfolio of Investments — Recon Capital FTSE 100 ETF (concluded)
April 30, 2015 (Unaudited)

Security Description	Shares	Fair Value

Common Stocks — 99.6% (continued)

Telecommunication Services — 5.6%
BT Group PLC	7,606	$53,270
Vodafone Group PLC	24,144	85,542
		138,812

Utilities — 4.1%
Centrica PLC	4,518	17,732
National Grid PLC	3,428	46,305
Severn Trent PLC	216	7,054
SSE PLC	898	21,349
United Utilities Group PLC	620	9,252
		101,692
TOTAL INVESTMENTS — 99.6%
(Cost $2,492,307)		2,474,449
Other Assets in Excess of Liabilities — 0.4%		9,236

Total Net Assets — 100.0%		$2,483,685

*	Non-income producing securities

PLC     Public Limited Company

REIT     Real Estate Investment Trust

Sector Allocation (as of April 30, 2015)
Financials	22.6%
Consumer Staples	16.1
Energy	14.5
Consumer Discretionary	9.9
Health Care	9.8
Materials	8.5
Industrials	7.3
Telecommunication Services	5.6
Utilities	4.1
Information Technology	1.2
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

Percentages indicated are based upon net assets.

The Fund’s portfolio composition is subject to change.

The accompanying notes are an integral part of these financial statements.

6

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF
April 30, 2015 (Unaudited)

Security Description	Shares	Fair Value

Common Stocks — 101.1%†

Consumer Discretionary — 19.6%
Amazon.com, Inc.*	1,850	$780,293
Bed Bath & Beyond, Inc.*	741	52,211
Charter Communications, Inc. Class A*	437	81,745
Comcast Corp. Class A	8,374	483,682
Comcast Corp. Special Class A	1,637	94,275
DIRECTV*	2,006	181,954
Discovery Communications, Inc. Class A*	593	19,189
Discovery Communications, Inc. Class C*	1,150	34,765
DISH Network Corp. Class A*	889	60,150
Dollar Tree, Inc.*	820	62,656
Garmin Ltd.	764	34,525
Liberty Global PLC Class A*	1,003	52,296
Liberty Global PLC Series C*	2,569	129,606
Liberty Interactive Corp. Class A*	1,787	51,394
Liberty Media Corp. Class A*	419	16,081
Liberty Media Corp. Class C*	912	34,610
Liberty Ventures Series A*	538	22,424
Marriott International, Inc. Class A	1,133	90,697
Mattel, Inc.	1,356	38,185
Netflix, Inc.*	239	133,004
O’Reilly Automotive, Inc.*	404	88,003
Priceline Group, Inc. (The)*	208	257,465
Ross Stores, Inc.	837	82,763
Sirius XM Holdings, Inc.*	21,957	86,730
Staples, Inc.	2,560	41,779
Starbucks Corp.	5,982	296,588
Tesla Motors, Inc.*	499	112,799
Tractor Supply Co.	541	46,558
TripAdvisor, Inc.*	521	41,935
Twenty-First Century Fox, Inc. Class A	4,895	166,822
Twenty-First Century Fox, Inc. Class B	3,139	104,686
Viacom, Inc. Class B	1,440	100,008
Wynn Resorts Ltd.	406	45,094
		3,924,972

Consumer Staples — 6.5%
Costco Wholesale Corp.	1,747	249,908
Keurig Green Mountain, Inc.	648	75,408
Kraft Foods Group, Inc.	2,351	199,247
Mondelez International, Inc. Class A	6,711	257,501
Monster Beverage Corp.*	669	91,727
Walgreens Boots Alliance, Inc.	4,279	354,857
Whole Foods Market, Inc.	1,439	68,727
		1,297,375

Health Care — 14.8%
Alexion Pharmaceuticals, Inc.*	792	134,030
Amgen, Inc.	3,039	479,888
Biogen, Inc.*	940	351,494
Catamaran Corp.*	827	49,082
Celgene Corp.*	3,194	345,144
Cerner Corp.*	1,362	97,805
Express Scripts Holding Co.*	2,934	253,498
Gilead Sciences, Inc.*	6,022	605,271
Henry Schein, Inc.*	336	46,066
Illumina, Inc.*	568	104,654
Intuitive Surgical, Inc.*	147	72,909
Mylan NV*	1,493	107,884

Security Description	Shares	Fair Value

Common Stocks — 101.1% (continued)

Health Care — 14.8% (continued)
Regeneron Pharmaceuticals, Inc.*	398	$182,069
Vertex Pharmaceuticals, Inc.*	963	118,719
		2,948,513

Industrials — 2.3%
American Airlines Group, Inc.	2,870	138,578
CH Robinson Worldwide, Inc.	585	37,668
Expeditors International of Washington, Inc.	771	35,335
Fastenal Co.	1,186	50,547
PACCAR, Inc.	1,414	92,405
Stericycle, Inc.*	338	45,100
Verisk Analytics, Inc. Class A*	658	49,376
		449,009

Information Technology — 56.8%
Activision Blizzard, Inc.	2,869	65,456
Adobe Systems, Inc.*	1,993	151,588
Akamai Technologies, Inc.*	710	52,384
Altera Corp.	1,219	50,808
Analog Devices, Inc.	1,256	77,671
Apple, Inc.	22,994	2,877,699
Applied Materials, Inc.	4,873	96,437
Autodesk, Inc.*	906	51,488
Automatic Data Processing, Inc.	1,923	162,570
Avago Technologies Ltd.	1,008	117,815
Baidu, Inc.*(a)	1,107	221,710
Broadcom Corp. Class A	2,162	95,571
CA, Inc.	1,778	56,487
Check Point Software Technologies Ltd.*	764	63,779
Cisco Systems, Inc.	20,429	588,968
Citrix Systems, Inc.*	643	43,184
Cognizant Technology Solutions Corp.
Class A*	2,430	142,252
eBay, Inc.*	4,960	288,970
Electronic Arts, Inc.*	1,242	72,148
Facebook, Inc. Class A*	8,880	699,478
Fiserv, Inc.*	973	75,505
Google, Inc. Class A*	1,094	600,354
Google, Inc. Class C*	1,325	711,975
Intel Corp.	19,001	618,483
Intuit, Inc.	1,140	114,376
KLA-Tencor Corp.	658	38,690
Lam Research Corp.	634	47,918
Linear Technology Corp.	954	44,008
Micron Technology, Inc.*	4,288	120,621
Microsoft Corp.	32,332	1,572,628
NetApp, Inc.	1,244	45,095
NVIDIA Corp.	2,173	48,230
NXP Semiconductor NV*	922	88,623
Paychex, Inc.	1,445	69,924
QUALCOMM, Inc.	6,642	451,656
SanDisk Corp.	883	59,108
Seagate Technology PLC	1,308	76,806
Symantec Corp.	2,756	68,693
Texas Instruments, Inc.	4,218	228,658
Western Digital Corp.	924	90,312
Xilinx, Inc.	1,056	45,788
Yahoo!, Inc.*	3,778	160,811
		11,354,725

The accompanying notes are an integral part of these financial statements.

7

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF (concluded)
April 30, 2015 (Unaudited)

Security Description	Shares	Fair Value

Materials — 0.3%
Sigma-Aldrich Corp.	474	$65,848

Telecommunication Services — 0.8%
SBA Communications Corp. Class A*	515	59,647
VimpelCom Ltd.(a)	7,010	39,747
Vodafone Group PLC(a)	1,945	68,464
		167,858

TOTAL INVESTMENTS — 101.1%
(Cost $18,576,727)		20,208,300

Liabilities in Excess of Other Assets — (1.1)%		(215,895)

Total Net Assets — 100.0%		$19,992,405

	Number
	of
	Contracts
Options Written — (1.8)%
NDX Call, Expires 5/15/15, Strike Price $4,370
(Premiums Received $260,633)	45	$(354,825)

*	Non-income producing security.
†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of the collateral posted was $20,543,989.
(a)	American Depositary Receipts.

PLC     Public Limited Company

Sector Allocation (as of April 30, 2015)
Information Technology	56.8%
Consumer Discretionary	19.6
Health Care	14.8
Consumer Staples	6.5
Industrials	2.3
Telecommunication Services	0.8
Materials	0.3
Total Investments	101.1
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%
Percentages indicated are based upon net assets.
The Fund’s portfolio composition is subject to change.

The accompanying notes are an integral part of these financial statements.

8

Statements of Assets and Liabilities
April 30, 2015 (Unaudited)

	Recon Capital DAX Germany ETF	Recon Capital FTSE 100 ETF	Recon Capital NASDAQ 100 Covered Call ETF
Assets:
Investments, at cost:	$29,451,149	$2,492,307	$18,576,727
Investments, at fair value (Note 2)	$30,899,006	$2,474,449	$20,208,300
Cash	61,054	7,693	144,239
Foreign currency, at value	309	—	—
Receivables:
Dividends and interest	—	1,604	4,305
Total Assets	30,960,369	2,483,746	20,356,844

Liabilities:
Payables:
Accrued Advisory fees	6,038	61	9,614
Capital shares redeemed	150	—	—
Options written, at value (premiums received $260,633)	—	—	354,825
Total Liabilities	6,188	61	364,439
Net Assets	$30,954,181	$2,483,685	$19,992,405

Net Assets Consist of:
Paid-in capital	$29,355,494	$2,500,000	$20,338,440
Undistributed (Distributions in excess of) net investment income	59,327	1,543	(622,436)
Accumulated net realized gain (loss) on investments, options written and foreign
currency translation	91,501	—	(1,260,980)
Net unrealized appreciation (depreciation) on investments, options written and foreign
currency translation	1,447,859	(17,858)	1,537,381
Net Assets	$30,954,181	$2,483,685	$19,992,405

Shares outstanding (unlimited number of shares of beneficial interest authorized,
without par value)	1,100,000	100,000	850,000
Net asset value, per share	$28.14	$24.84	$23.52
Foreign currency, at cost	$307	$—	$—

The accompanying notes are an integral part of these financial statements.

9

Statements of Operations
For the Period Ended April 30, 2015 (Unaudited)

	Recon Capital DAX Germany ETF	Recon Capital FTSE 100 ETF*	Recon Capital NASDAQ 100 Covered Call ETF
Investment Income:
Dividend income[1]	$88,751	$1,604	$102,602

Expenses:
Advisory fees	29,424	61	45,334
Net Investment Income	59,327	1,543	57,268

Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	15,623	—	(55,257)
Options written	—	—	(1,172,381)
In-kind transactions	74,827	—	222,816
Foreign currency transactions	1,051	—	—
Net realized gain (loss)	91,501	—	(1,004,822)

Net change in unrealized appreciation (depreciation) on:
Investments	1,091,248	(17,858)	752,526
Options written	—	—	592,449
Foreign currency translation	2	—	—
Net change in unrealized appreciation (depreciation)	1,091,250	(17,858)	1,344,975
Net realized and unrealized gain (loss) on investments, options written and
foreign currency translation	1,182,751	(17,858)	340,153
Net increase (decrease) in net assets resulting from operations	$1,242,078	$(16,315)	$397,421
Foreign tax withheld	$(30,810)	—	$(27)

*	From April 29, 2015 (commencement of operations).
1	Net of Foreign tax withheld.

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Recon Capital DAX Germany ETF		Recon Capital FTSE 100 ETF	Recon Capital NASDAQ 100 Covered Call ETF
	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period October 23, 2014* Through October 31, 2014	For the Period April 29, 2015* Through April 30, 2015 (Unaudited)	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period December 12, 2013* Through October 31, 2014
Investment Operations:
Net investment income (loss)	$59,327	$(1,401)	$1,543	$57,268	$34,930
Net realized gain (loss) on investments, options
written and foreign currency translation	91,501	—	—	(1,004,822)	(256,158)
Net change in unrealized appreciation (depreciation)
on investments, options written and foreign
currency translation	1,091,250	356,609	(17,858)	1,344,975	192,406
Net increase (decrease) in net assets resulting
from operations	1,242,078	355,208	(16,315)	397,421	(28,822)

Distributions to Shareholders from:
Net investment income	—	—	—	(679,704)	(34,930)
Return of capital	—	—	—	—	(482,211)
Total distributions	—	—	—	(679,704)	(517,141)

Shareholder Transactions:
Proceeds from shares sold	18,162,274	12,510,934	2,500,000	9,458,540	16,304,239
Cost of shares redeemed	(1,316,313)	—	—	(1,205,507)	(3,736,621)
Net increase in net assets resulting from
shareholder transactions	16,845,961	12,510,934	2,500,000	8,253,033	12,567,618
Net increase in net assets	18,088,039	12,866,142	2,483,685	7,970,750	12,021,655

Net Assets:
Beginning of period	12,866,142	—	—	12,021,655	—
End of period	$30,954,181	$12,866,142	$2,483,685	$19,992,405	$12,021,655
Including undistributed (distribution in excess of)
net investment income	$59,327	$—	$1,543	$(622,436)	$—

Changes in Shares Outstanding:
Shares outstanding, beginning of period	500,000	—	—	500,000	—
Shares sold	650,000	500,000	100,000	400,000	650,000
Shares redeemed	(50,000)	—	—	(50,000)	(150,000)
Shares outstanding, end of period	1,100,000	500,000	100,000	850,000	500,000

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights — Recon Capital DAX Germany ETF

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period October 23, 2014[1] Through October 31, 2014
For a Share Outstanding Throughout the Periods Presented:
Net asset value, beginning of period	$25.73	$25.00

Investment operations:
Net investment income (loss)[2]	0.12	— [3]
Net realized and unrealized gain on investments and foreign currency translation	2.29	0.73
Total from investment operations	2.41	0.73
Net asset value, end of period	$28.14	$25.73

Total Return[4]	9.37%	2.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$30,954	$12,866

Ratios to average net assets:
Expenses	0.45%[5]	0.45%[5]
Net investment income (loss)	0.91%[5]	(0.45)%[5]
Portfolio turnover rate[6]	2%[7]	0%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Amount is less than $(0.005).
4	Total return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not Annualized.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights — Recon Capital FTSE 100 ETF

For the Period April 29, 2015[1] Through April 30, 2015 (Unaudited)
For a Share Outstanding Throughout the Period Presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.02
Net realized and unrealized loss on investments	(0.18)
Total from investment operations	(0.16)
Net asset value, end of period	$24.84

Total Return[3]	(0.64)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,484
Ratios to average net assets:
Expenses	0.45%[4]
Net investment income	11.28%[4]
Portfolio turnover rate[5]	0%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights — Recon Capital NASDAQ 100 Covered Call ETF

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period December 12, 2013[1] Through October 31, 2014
For a Share Outstanding Throughout the Periods Presented:
Net asset value, beginning of period	$24.04	$25.00
Investment operations:
Net investment income[2]	0.09	0.16
Net realized and unrealized gain on investments and options written	0.44	1.11 [7]
Total from investment operations	0.53	1.27

Distributions to Shareholders from:
Net investment income	(1.05)	(0.35)
Return of capital	—	(1.88)
Total distribution to shareholders	(1.05)	(2.23)
Net asset value, end of period	$23.52	$24.04

Total Return[3]	2.25%	5.11%
Net assets, end of period (000’s omitted)	$19,992	$12,022

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.60%[4]	0.60%[4]
Net investment income	0.76%[4]	0.74%[4]
Portfolio turnover rate[5]	9%[6]	18%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Total return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.
7	The amount of realized and unrealized gain on investments and options written per share does not accord with the amounts reported in the Statements of Operations due to fluctuating market values in relation to the timing of creation and redemption of the Fund shares.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements
April 30, 2015 (Unaudited)

1. ORGANIZATION

Recon Capital Series Trust, formerly ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of three investment portfolios. These financial statements relate to the Recon Capital NASDAQ 100 Covered Call ETF, Recon Capital DAX Germany ETF and Recon Capital FTSE 100 ETF and (each a “Fund” and collectively, “Funds”), are series of the Trust. The Funds are classified as non-diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). The Funds commenced operations on December 12, 2013, October 23, 2014 and April 29, 2015 respectively.

Recon Capital NASDAQ 100 Covered Call ETF investment objective is to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100® Buy Write Index (the “Buy Write Index”). The Buy Write Index measures the total return of a portfolio consisting of common stocks of the 100 companies included in the NASDAQ-100® Index and call options systematically written on those securities through a “buy-write” or covered call strategy. A “buy-write” strategy is an investment strategy in which the Fund buys a specific basket of stocks (such as the NASDAQ-100® Index) and sells covered call options that correspond to that basket of stocks.

Recon Capital DAX Germany ETF seeks to provide investment results using a passive or indexing investment approach that will closely correspond, before fees and expenses, generally to the price and yield performance of the DAX® Index (“DAX® Index”). The DAX® Index tracks the segment of the largest and most actively traded companies — known as blue chips — on the German equities market. It contains the shares of the 30 largest German companies in terms of liquidity and market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Index represents about 80% of the market capitalization listed in Germany.

The Recon Capital FTSE 100 ETF seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of the FTSE 100 Index (“FTSE Index”). The Index is a free-float adjusted, market capitalization-weighted index, consisting of the common stock of the 100 companies listed on the London Stock Exchange with the highest market capitalization.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Securities Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

Fair Value Measurement

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use

15

Notes to Financial Statements (continued)
April 30, 2015 (Unaudited)

in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2015 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Recon Capital DAX Germany ETF
Assets†
Common Stocks	$29,090,879	$—	$—	$29,090,879
Preferred Stocks	1,808,127	—	—	1,808,127
Total	$30,899,006	$—	$—	$30,899,006
Recon Capital FTSE 100 ETF
Assets†
Common Stocks	$2,474,449	$—	$—	$2,474,449
Total	$2,474,449	$—	$—	$2,474,449
Recon Capital NASDAQ 100 Covered Call ETF
Assets†
Common Stocks	$20,208,300	$—	$—	$20,208,300

Liabilities
Other Financial Instruments*	—	(354,825)	—	(354,825)
Total	$20,208,300	$(354,825)	$—	$19,853,475

†	See the Portfolio of Investments for breakdown by sector.
*	Other financial instruments include written option contracts. Purchased and written options contracts listed on

Exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

For significant movements between levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no transfers between levels during the period.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no transfers between levels during the period.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market fund. Cash and cash equivalents are carried at cost which approximates fair value.

16

Notes to Financial Statements (continued)
April 30, 2015 (Unaudited)

Concentration of Risk

The Funds place cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing each Fund’s net assets by the number of fund shares outstanding.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends. Expenses are recognized on the accrual basis.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory and Supervisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) and Supervisory Agreement (the “Supervisory Agreement”) with the Adviser, on behalf of the Funds. Pursuant to the Supervisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. The Adviser is a wholly-owned subsidiary of Recon Capital Partners, LLC, a Delaware limited liability corporation established in 2011 that serves as investment adviser to high net worth individuals through separately managed accounts and private funds. For its services, the Funds pay the Adviser an annual rate of 0.45%, 0.45% and 0.60% respectively of each Fund’s average daily net assets. Such fee, an all-in fee, is accrued daily and paid monthly. It pays for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, printing and certain administrative, distribution and investment advisory services. The advisory fees paid for the period ended April 30, 2015 were $29,424, $61 and $45,334 respectively.

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 4, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

The Board has adopted a distribution and service plan, where the Funds are authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently paid by the Funds and there are no current plans to impose the fees.

Administrator, Custodian, Accounting Agent and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Creation Units of the Funds are issued and redeemed generally in exchange for specified securities held by the Funds generally included in the Index and a specified cash payment. The Trust reserves the right to permit or require a “cash” option for creations and redemptions of shares. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchase or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor.

17

Notes to Financial Statements (continued)
April 30, 2015 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Funds at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2015, the Funds’ open tax year is open for examination.

At April 30, 2015, the cost of investments on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Recon Capital DAX Germany ETF	$29,451,149	$1,550,838	$(102,981)	$1,447,857
Recon Capital FTSE 100 ETF	2,492,307	7,110	(24,968)	(17,858)
Recon Capital NASDAQ 100 Covered Call ETF	18,576,727	1,889,972	(258,399)	1,631,573

There were no differences between book and tax basis cost of investments and unrealized appreciation (depreciation) at April 30, 2015.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions) for the period ended April 30, 2015 were:

	Purchases	Sales
Recon Capital DAX Germany ETF	$1,633,369	$287,270
Recon Capital FTSE 100 ETF	—	—
Recon Capital NASDAQ 100 Covered Call ETF	1,322,711	3,455,345

Purchases and sales of in-kind transactions for the period ended April 30, 2015 were:

	Purchases	Sales
Recon Capital DAX Germany ETF	$18,161,325	$1,316,155
Recon Capital FTSE 100 ETF	2,492,307	—
Recon Capital NASDAQ 100 Covered Call ETF	9,670,419	1,212,105

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended April 30, 2015 were as follows:

	Notional Amount	Premiums Received
Recon Capital NASDAQ 100 Covered Call ETF
Options outstanding, at beginning of the period	$30	$287,609
Options written	239	1,665,887
Options closed	(116)	(1,076,078)
Options expired	(108)	(616,785)
Options outstanding, at end of the period	$45	$260,633

18

Notes to Financial Statements (continued)
April 30, 2015 (Unaudited)

Recon Capital NASDAQ 100 Covered Call ETF may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Recon Capital NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Recon Capital NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Recon Capital NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Recon Capital NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the Recon Capital NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Recon Capital NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Recon Capital NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities at April 30, 2015, are:

Recon Capital NASDAQ 100 Covered Call ETF

Equity Risk
Liabilities
Options written, at value	$(354,825)
Total Liabilities	$(354,825)

Transactions in derivative instruments reflected on the Statements of Operations during the period were as follows:

Recon Capital NASDAQ 100 Covered Call ETF

Equity Risk
Net Realized Loss
Options written	$(1,172,381)
Net realized loss	$(1,172,381)

Recon Capital NASDAQ 100 Covered Call ETF

Equity Risk
Change in Unrealized Appreciation
Options written	$592,449
Net unrealized appreciation	$592,449

For the period ended April 30, 2015, the monthly average notional value of the written options contracts held by the Recon Capital NASDAQ 100 Covered Call ETF was $219,196.

8. INVESTMENT RISKS

Each Fund is subject to the principal risks described below, some or all of these risks may adversely affect each Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments.

Risks Related to Investing in Germany (Recon Capital DAX Germany ETF)

Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany’s economy is dependent on the economies of these other countries. As such, reductions by these countries

19

Notes to Financial Statements (continued)
April 30, 2015 (Unaudited)

in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the EU and Economic and EMU. As a result, these member states are dependent upon one another economically and politically.

During the most recent financial crisis, the German economy, along with certain other EU economies, experienced a significant economic slowdown. Recently, new concerns emerged in relation to the economic health of the EU. These concerns have led to tremendous downward pressure on certain financial institutions, including German financial services companies. During the recent European debt crisis, Germany played a key role in stabilizing the euro. However, such efforts may prove unsuccessful, and any ongoing crisis may continue to significantly affect the economies of every country in Europe, including Germany.

The Recon Capital DAX Germany ETF investment in German issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. The German economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis.

Risks Related to Investing in the United Kingdom. (Recon Capital FTSE 100 ETF)

Investments in British issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European EU economies, experienced a significant economic slowdown during the recent financial crisis; certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive.

Structural Risk

Germany is subject to risks of social unrest and heavy governmental control, either of which may adversely affect investments in Germany

Heavy Governmental Control and Regulation

Heavy regulation of labor and product markets is pervasive in Germany. These regulations may at times stifle German economic growth or cause prolonged periods of recession.

Equity Risk

The Funds invest in equity securities. Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Fund invest.

Index Tracking Risk

While the Funds seek to achieve a high degree of correlation with the Index, each Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Recon Capital NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Counterparty Risk

The Recon Capital NASDAQ 100 Covered Call ETF is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

20

Notes to Financial Statements (continued)
April 30, 2015 (Unaudited)

Political and Social Risk

Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets or the German industries or sectors in which the Fund invests.

Currency Risk

Because the Funds NAV are determined in U.S. dollars, each Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Funds may also go up or down quickly and unpredictably and investors may lose money.

Non-U.S. Securities Risk

Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets where such issuers are located, including heightened risks of inflation or nationalization and market fluctuations caused by economic and political developments.

Passive Management Risk

Because the Funds are not “actively” managed, unless a security is removed from an Index, the Funds generally would not sell the security. Therefore, the Funds may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

Non-Diversified Risk

The Funds are non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds’ performance

Because the Funds are non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

New Fund Risk

The Recon Capital DAX Germany ETF and Recon Capital FTSE 100 ETF are new funds. As a new funds, there can be no assurance that the Funds will grow to or maintain economically viable sizes, in which case the Funds may experience greater tracking error to its Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

21

Supplemental Information
April 30, 2015 (Unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (877) 756-7873. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.reconfunds.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.reconfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended October 31 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

22

Supplemental Information
April 30, 2015 (Unaudited)

Frequency Distribution of Premiums and Discounts (unaudited)

The table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the each Fund.

The information shown for the Funds are for the six months or period ended April 30, 2015.

Each line in the table shows the number of trading days in which each Fund traded within the premium/discount range indicated. The number of trading days in the premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV		Market Price Below NAV
Funds	Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Recon Capital DAX Germany ETF
October 22, 2014 – April 30, 2015	0 – 49.9	63	48.09%	37	28.24%
	50 – 99.9	10	7.63%	13	9.92%
	100 – 199.9	4	3.05%	1	0.76%
	> 200	3	2.29%	0	0.00%
	Total	80	61.06%	51	38.92%

Recon Capital FTSE 100 ETF
April 29, 2015 – April 30, 2015	0 – 49.9	2	66.67%	0	0.00%
	50 – 99.9	1	33.33%	0	0.00%
	100 – 199.9	0	0.00%	0	0.00%
	> 200	0	0.00%	0	0.00%
	Total	3	100.00%	0	0.00%

Recon Capital NASDAQ 100 Covered Call ETF
December 11, 2013 – April 30, 2015	0 – 49.9	212	60.92%	100	28.74%
	50 – 99.9	25	7.18%	3	0.86%
	100 – 199.9	8	2.30%	0	0.00%
	> 200	0	0.00%	0	0.00%
	Total	245	70.40%	103	29.60%

23

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Portfolio of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s President and Chief Financial Officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), provide reasonable assurances that material information relating to the registrant is made known to him by the appropriate persons, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to open-end investment companies.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Recon Capital Series Trust, formerly known as ETF Series Trust

By (Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer
(principal executive officer)

Date	06/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer and
Treasurer/Chief Financial Officer
(principal executive officer and principal financial officer)

Date	06/26/2015

* Print the name and title of each signing officer under his or her signature.